Advances for vessels under construction and acquisitions and other vessel costs, textuals (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Advances For Property Plant And Equipment [Line Items]
Unrecorded Unconditional Purchase Obligation	$ 73,150
[ErikubShippingCompanyIncMember]
Advances For Property Plant And Equipment [Line Items]
Contract Price Of Vessels Under Construction	29,000
Unrecorded Unconditional Purchase Obligation	24,650
[WothoShippingCompanyIncMember]
Advances For Property Plant And Equipment [Line Items]
Contract Price Of Vessels Under Construction	29,000
Unrecorded Unconditional Purchase Obligation	24,650
[TuvaluShippingCompanyIncMember]
Advances For Property Plant And Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	26,500
Percentage Of Advances For Vessels To Acquire	10.00%
Unrecorded Unconditional Purchase Obligation	$ 23,850